Long-term Debt - Summary of Annual Principal Payments Loan (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
2023	$ 10,324,000
2024	10,324,000
2025	10,324,000
2026	21,954,000
2027	17,512,500
Total	$ 70,438,500	$ 28,000,000